Share-based compensation - DSUs and RSUs granted (Details)	6 Months Ended
Jun. 30, 2022 shares $ / shares
DSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares)	59,654
Number of units granted (in shares)	1,696
Number of units - end of period (in shares)	61,350
DSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in cad per share) | $ / shares	$ 63.29
DSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in cad per share) | $ / shares	$ 86.93
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of units - beginning of period (in shares)	46,591
Number of units granted (in shares)	83,428
Number of units forfeited (in shares)	(2,549)
Number of units - end of period (in shares)	127,470
Weighted average exercise price of units forfeited (in cad per share) | $ / shares	$ 86.38
RSUs | Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in cad per share) | $ / shares	54.26
RSUs | Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of units granted (in cad per share) | $ / shares	$ 42.24